Stockholders’ Equity (Details) - Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units	12 Months Ended
Dec. 31, 2023 $ / shares shares
Nonvested Stock Options [Member]
Stockholders’ Equity (Details) - Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance | shares	55
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares	$ 3,840
Number, Granted | shares	44,445
Weighted- Average Exercise Price, Granted | $ / shares	$ 5.01
Number, Vested | shares	(44,500)
Weighted- Average Exercise Price, Vested | $ / shares	$ 9.75
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested at beginning balance | shares
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares
Nonvested Stock Options [Member]
Stockholders’ Equity (Details) - Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance | shares
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares
Number, Granted | shares	13,320,000
Weighted- Average Exercise Price, Granted | $ / shares	$ 0.02
Number, Vested | shares	(9,320,000)
Weighted- Average Exercise Price, Vested | $ / shares	$ 0.02
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested at beginning balance | shares	4,000,000
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares	$ 0.02
Nonvested Warrants [Member]
Stockholders’ Equity (Details) - Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance | shares	2,500
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares	$ 300
Number, Granted | shares	5,975,936
Weighted- Average Exercise Price, Granted | $ / shares	$ 3.92
Number, Vested | shares	(5,978,436)
Weighted- Average Exercise Price, Vested | $ / shares	$ 4.04
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested at beginning balance | shares
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares
Nonvested RSUs [Member]
Stockholders’ Equity (Details) - Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units [Line Items]
Number, Nonvested at beginning balance | shares	187
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares	$ 185,621
Number, Granted | shares
Weighted- Average Exercise Price, Granted | $ / shares
Number, Vested | shares	(170)
Weighted- Average Exercise Price, Vested | $ / shares	$ 2,714.15
Number, Forfeited | shares	(35)
Weighted- Average Exercise Price, Forfeited | $ / shares	$ 1,345.77
Number, Rounding for Reverse Split | shares	18
Weighted- Average Exercise Price, Rounding for Reverse Split | $ / shares
Number, Nonvested at beginning balance | shares
Weighted- Average Exercise Price, Nonvested at beginning balance | $ / shares